Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 8,406 $ 432,405
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 8,282 463,129
AerSale Corp.
(a)
.................... 3,860 71,835
BWX Technologies, Inc. .............. 8,287 504,347
Curtiss-Wright Corp. ................. 3,790 628,382
Kaman Corp. ..................... 4,132 104,209
Mercury Systems, Inc.
(a)(b)
............. 14,262 712,886
Moog, Inc., Class A ................. 4,256 405,682
National Presto Industries, Inc. .......... 1,365 104,573
Parsons Corp.
(a)
.................... 8,166 355,384
Spirit AeroSystems Holdings, Inc., Class A .. 16,568 598,933
Triumph Group, Inc.
(a)
................ 7,306 83,215
V2X, Inc.
(a)
....................... 2,641 116,627
4,581,607
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.
(a)(b)
..... 7,396 209,381
Atlas Air Worldwide Holdings, Inc.
(a)
...... 6,312 645,150
Forward Air Corp. .................. 2,911 313,951
GXO Logistics, Inc.
(a)
................ 16,961 887,569
Hub Group, Inc., Class A
(a)
............. 4,293 366,064
2,422,115
Airlines — 0.6%
Alaska Air Group, Inc.
(a)
............... 31,198 1,601,705
Hawaiian Holdings, Inc.
(a)
............. 7,405 91,230
JetBlue Airways Corp.
(a)
.............. 34,733 277,864
SkyWest, Inc.
(a)
.................... 12,546 260,455
Spirit Airlines, Inc. .................. 26,580 527,347
Wheels Up Experience, Inc.
(a)(b)
......... 25,575 31,457
2,790,058
Auto Components — 1.2%
Adient plc
(a)(b)
...................... 13,553 610,156
American Axle & Manufacturing Holdings, Inc.
(a)
28,036 248,679
Autoliv, Inc. ....................... 9,156 843,451
Dana, Inc. ........................ 31,249 566,857
Garrett Motion, Inc.
(a)(b)
............... 14,044 112,352
Gentex Corp. ..................... 21,972 648,394
Goodyear Tire & Rubber Co. (The)
(a)
...... 69,254 779,107
Holley, Inc.
(a)
...................... 5,873 19,440
LCI Industries ..................... 3,628 407,134
Modine Manufacturing Co.
(a)
........... 5,955 142,265
Patrick Industries, Inc. ............... 5,246 372,309
QuantumScape Corp.
(a)(b)
............. 37,218 316,725
Standard Motor Products, Inc. .......... 4,611 186,561
Stoneridge, Inc.
(a)
................... 6,712 165,518
5,418,948
Automobiles — 0.5%
Harley-Davidson, Inc. ................ 32,516 1,496,711
Thor Industries, Inc. ................. 5,267 502,103
Winnebago Industries, Inc. ............ 3,889 247,652
2,246,466
Banks — 13.0%
1st Source Corp. ................... 4,701 231,242
Amalgamated Financial Corp. .......... 3,089 70,893
Amerant Bancorp, Inc. ............... 3,214 89,478
Ameris Bancorp .................... 15,522 732,017
Arrow Financial Corp. ................ 4,742 156,059
Associated Banc-Corp. ............... 39,116 876,590
Atlantic Union Bankshares Corp. ........ 19,125 739,946
Banc of California, Inc. ............... 12,770 222,453
BancFirst Corp. .................... 2,328 200,511
Security
Shares
Shares Value
Banks (continued)
Bank First Corp. ................... 1,031 $ 82,336
Bank of Hawaii Corp. ................ 10,549 806,893
Bank of Marin Bancorp ............... 4,493 136,902
Bank OZK ....................... 28,265 1,290,863
BankUnited, Inc. ................... 16,048 604,047
Banner Corp. ..................... 7,661 496,663
Bar Harbor Bankshares .............. 4,240 131,737
Berkshire Hills Bancorp, Inc. ........... 9,614 298,515
Brookline Bancorp, Inc. ............... 17,625 230,535
Business First Bancshares, Inc. ......... 7,632 158,288
Byline Bancorp, Inc. ................. 6,249 154,975
Cadence Bank .................... 38,494 984,677
Cambridge Bancorp ................. 2,227 178,160
Camden National Corp. .............. 4,280 180,744
Capital City Bank Group, Inc. ........... 2,806 91,111
Capstar Financial Holdings, Inc. ......... 5,093 88,669
Carter Bankshares, Inc.
(a)
............. 6,983 116,057
Cathay General Bancorp .............. 20,111 884,080
Central Pacific Financial Corp. .......... 3,937 88,976
City Holding Co. ................... 1,945 184,367
CNB Financial Corp. ................. 6,140 148,097
Columbia Banking System, Inc. ......... 16,328 504,698
Community Bank System, Inc. .......... 10,929 630,713
Community Trust Bancorp, Inc. ......... 4,595 197,953
ConnectOne Bancorp, Inc. ............ 9,621 228,691
CrossFirst Bankshares, Inc.
(a)
........... 6,338 85,563
Customers Bancorp, Inc.
(a)
............. 6,431 195,309
CVB Financial Corp. ................. 17,566 425,448
Dime Community Bancshares, Inc. ....... 3,378 100,732
Eagle Bancorp, Inc. ................. 6,581 312,532
Enterprise Financial Services Corp. ...... 6,782 361,616
Equity Bancshares, Inc., Class A ........ 4,054 121,012
Farmers & Merchants Bancorp, Inc. ...... 3,446 98,039
Farmers National Banc Corp. ........... 8,857 127,364
FB Financial Corp. .................. 6,302 236,703
First BanCorp/Puerto Rico ............. 21,747 292,497
First Bancorp/Southern Pines NC ........ 8,755 348,887
First Bancshares, Inc. (The) ............ 6,788 208,052
First Busey Corp. ................... 14,104 336,662
First Commonwealth Financial Corp. ...... 17,358 255,336
First Community Bankshares, Inc. ....... 4,545 147,758
First Financial Bancorp ............... 20,471 518,530
First Financial Corp. ................. 3,626 162,880
First Foundation, Inc. ................ 13,173 204,577
First Hawaiian, Inc. ................. 32,337 887,327
First Interstate BancSystem, Inc., Class A .. 22,520 808,018
First Merchants Corp. ................ 15,532 662,284
First Mid Bancshares, Inc. ............. 5,462 175,494
First of Long Island Corp. (The) ......... 6,314 111,505
Flushing Financial Corp. .............. 8,045 154,384
FNB Corp. ....................... 90,059 1,285,142
Fulton Financial Corp. ................ 44,520 744,820
German American Bancorp, Inc. ......... 5,047 194,410
Glacier Bancorp, Inc. ................ 14,196 647,196
Great Southern Bancorp, Inc. ........... 2,832 165,502
Hancock Whitney Corp. .............. 21,269 1,094,928
Hanmi Financial Corp. ............... 6,196 144,305
HarborOne Bancorp, Inc. ............. 6,178 84,268
Heartland Financial USA, Inc. .......... 10,351 512,064
Heritage Commerce Corp. ............. 17,967 217,760
Heritage Financial Corp. .............. 7,698 219,624
Hilltop Holdings, Inc. ................. 12,223 399,692
Home BancShares, Inc. .............. 48,594 1,159,939
HomeStreet, Inc. ................... 3,788 104,435
Hope Bancorp, Inc. ................. 21,811 281,144

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Horizon Bancorp, Inc. ................ 10,022 $ 156,744
Independent Bank Corp. .............. 14,863 876,010
Independent Bank Group, Inc.
(b)
......... 8,732 535,272
International Bancshares Corp. ......... 13,821 647,790
John Marshall Bancorp, Inc. ........... 1,501 37,135
Lakeland Bancorp, Inc. ............... 18,620 358,807
Lakeland Financial Corp. .............. 2,594 183,422
Mercantile Bank Corp. ............... 4,559 156,510
Metrocity Bankshares, Inc. ............ 2,787 56,353
Metropolitan Bank Holding Corp.
(a)
....... 1,495 88,773
Midland States Bancorp, Inc. ........... 6,054 154,256
MidWestOne Financial Group, Inc. ....... 4,177 130,114
National Bank Holdings Corp., Class A .... 6,115 258,236
NBT Bancorp, Inc. .................. 9,306 365,819
Nicolet Bankshares, Inc.
(a)
............. 3,499 255,042
Northwest Bancshares, Inc. ............ 26,950 381,073
OceanFirst Financial Corp. ............ 16,599 397,048
OFG Bancorp ..................... 10,403 294,509
Old National Bancorp ................ 73,809 1,291,657
Old Second Bancorp, Inc. ............. 10,652 180,977
Origin Bancorp, Inc. ................. 5,106 191,475
Pacific Premier Bancorp, Inc. ........... 19,961 645,539
PacWest Bancorp .................. 30,606 846,562
Park National Corp. ................. 3,700 463,425
Pathward Financial, Inc. .............. 2,408 119,485
Peapack-Gladstone Financial Corp. ...... 2,671 99,067
Peoples Bancorp, Inc. ............... 8,210 243,591
Pinnacle Financial Partners, Inc. ......... 19,220 1,513,191
Popular, Inc. ...................... 18,450 1,266,408
Premier Financial Corp. .............. 10,323 258,281
Prosperity Bancshares, Inc. ............ 23,320 1,769,055
QCR Holdings, Inc. ................. 4,575 240,462
RBB Bancorp ..................... 4,217 84,930
Republic Bancorp, Inc., Class A ......... 2,530 113,799
S&T Bancorp, Inc. .................. 8,451 307,447
Sandy Spring Bancorp, Inc. ............ 11,622 392,824
Shore Bancshares, Inc. ............... 5,599 97,870
Simmons First National Corp., Class A .... 23,992 535,262
SmartFinancial, Inc. ................. 3,258 87,868
South Plains Financial, Inc. ............ 2,539 71,346
Southside Bancshares, Inc. ............ 6,915 261,940
SouthState Corp. ................... 11,804 939,598
Stellar Bancorp, Inc. ................. 10,908 306,624
Synovus Financial Corp. .............. 36,469 1,529,875
Texas Capital Bancshares, Inc.
(a)
........ 12,644 835,389
Tompkins Financial Corp. ............. 3,024 227,798
Towne Bank ...................... 18,236 555,651
TriCo Bancshares .................. 8,716 440,594
Triumph Financial, Inc.
(a)(b)
............. 2,775 154,651
Trustmark Corp. ................... 13,375 389,480
UMB Financial Corp. ................ 11,131 1,003,905
Umpqua Holdings Corp. .............. 56,295 1,024,569
United Bankshares, Inc. .............. 32,398 1,302,400
United Community Banks, Inc. .......... 26,029 846,984
Univest Financial Corp. ............... 8,529 231,562
Valley National Bancorp .............. 107,140 1,272,823
Veritex Holdings, Inc. ................ 9,165 257,995
Washington Federal, Inc. .............. 16,451 583,352
Washington Trust Bancorp, Inc. ......... 5,230 223,687
WesBanco, Inc. .................... 15,264 567,363
Westamerica BanCorp ............... 5,970 331,693
Wintrust Financial Corp. .............. 15,390 1,407,723
57,660,764
Security
Shares
Shares Value
Beverages — 0.1%
Coca-Cola Consolidated, Inc. ........... 379 $ 192,070
Duckhorn Portfolio, Inc. (The)
(a)
......... 4,075 65,933
National Beverage Corp.
(a)
............. 3,149 139,186
397,189
Biotechnology — 2.6%
(a)
2seventy bio, Inc.
(b)
................. 4,887 66,463
Agenus, Inc. ...................... 32,795 85,595
Agios Pharmaceuticals, Inc. ............ 6,870 202,528
Akero Therapeutics, Inc. .............. 3,798 188,001
Alector, Inc. ...................... 5,737 50,600
Allogene Therapeutics, Inc.
(b)
........... 22,462 173,407
Amicus Therapeutics, Inc. ............. 21,135 275,600
AnaptysBio, Inc. ................... 3,038 75,616
Arcturus Therapeutics Holdings, Inc.
(b)
..... 2,678 56,586
Arcus Biosciences, Inc. ............... 12,720 275,134
Atara Biotherapeutics, Inc. ............. 23,450 118,892
Beam Therapeutics, Inc.
(b)
............. 14,588 633,849
C4 Therapeutics, Inc.
(b)
............... 6,122 47,690
Caribou Biosciences, Inc. ............. 8,173 58,927
CRISPR Therapeutics AG
(b)
............ 8,244 420,609
Eagle Pharmaceuticals, Inc. ........... 2,580 87,565
Editas Medicine, Inc.
(b)
............... 6,123 60,556
Emergent BioSolutions, Inc. ............ 11,027 145,446
Enanta Pharmaceuticals, Inc. ........... 3,126 166,866
Exact Sciences Corp.
(b)
............... 22,357 1,509,545
FibroGen, Inc. ..................... 11,657 275,105
Immunovant, Inc. ................... 13,524 240,322
Inhibrx, Inc.
(b)
..................... 3,841 96,025
Intercept Pharmaceuticals, Inc. ......... 8,771 160,158
Ionis Pharmaceuticals, Inc. ............ 17,821 710,523
Iovance Biotherapeutics, Inc. ........... 18,580 147,897
Ironwood Pharmaceuticals, Inc. ......... 32,689 376,577
Karyopharm Therapeutics, Inc. .......... 18,086 59,684
Krystal Biotech, Inc. ................. 3,118 259,168
Kura Oncology, Inc. ................. 5,633 77,848
Madrigal Pharmaceuticals, Inc. .......... 1,720 495,790
Mirati Therapeutics, Inc. .............. 7,530 402,177
Mirum Pharmaceuticals, Inc. ........... 2,970 69,736
Myriad Genetics, Inc. ................ 12,748 251,391
Novavax, Inc.
(b)
.................... 10,217 111,467
Nurix Therapeutics, Inc. .............. 4,161 51,139
Organogenesis Holdings, Inc. .......... 7,155 18,317
PTC Therapeutics, Inc. ............... 5,893 270,430
REGENXBIO, Inc. .................. 9,269 215,134
Revolution Medicines, Inc. ............. 18,510 494,957
Rocket Pharmaceuticals, Inc.
(b)
.......... 6,142 133,466
Sage Therapeutics, Inc.
(b)
............. 4,269 189,287
Sangamo Therapeutics, Inc. ........... 22,597 78,864
Seres Therapeutics, Inc.
(b)
............. 10,762 58,868
SpringWorks Therapeutics, Inc.
(b)
........ 6,822 214,211
Stoke Therapeutics, Inc. .............. 5,510 54,880
Ultragenyx Pharmaceutical, Inc. ......... 5,522 250,312
uniQure NV ....................... 4,740 100,725
Vaxcyte, Inc. ...................... 6,604 299,491
Vir Biotechnology, Inc. ............... 18,568 548,684
Zymeworks, Inc.
(b)
.................. 8,129 76,819
11,488,927
Building Products — 0.9%
American Woodmark Corp.
(a)
........... 4,076 233,514
Apogee Enterprises, Inc. .............. 5,376 251,812
AZZ, Inc. ........................ 3,174 134,832
Griffon Corp. ...................... 6,654 272,016
Hayward Holdings, Inc.
(a)(b)
............. 24,663 332,704

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Insteel Industries, Inc. ................ 2,732 $ 81,933
Janus International Group, Inc.
(a)
........ 7,225 79,475
JELD-WEN Holding, Inc.
(a)
............. 21,013 265,814
Masonite International Corp.
(a)(b)
......... 2,461 224,492
Quanex Building Products Corp. ......... 8,018 207,586
Resideo Technologies, Inc.
(a)
........... 17,514 336,794
Trex Co., Inc.
(a)
.................... 8,781 462,934
UFP Industries, Inc. ................. 7,362 688,715
Zurn Elkay Water Solutions Corp. ........ 18,473 403,820
3,976,441
Capital Markets — 2.8%
Affiliated Managers Group, Inc. ......... 9,278 1,602,682
Artisan Partners Asset Management, Inc.,
Class A ....................... 9,906 364,739
AssetMark Financial Holdings, Inc.
(a)
...... 3,448 91,510
Avantax, Inc.
(a)
..................... 6,092 177,521
B Riley Financial, Inc. ................ 4,134 176,646
BGC Partners, Inc., Class A ............ 81,799 355,826
Bridge Investment Group Holdings, Inc., Class
A ........................... 3,840 57,178
CION Investment Corp. ............... 13,794 147,182
Cowen, Inc., Class A ................ 6,727 261,546
Diamond Hill Investment Group, Inc. ...... 841 158,470
Donnelley Financial Solutions, Inc.
(a)
...... 6,195 282,554
Evercore, Inc., Class A ............... 8,749 1,135,708
Federated Hermes, Inc., Class B ........ 21,517 845,618
Focus Financial Partners, Inc., Class A
(a)
... 7,978 360,207
Houlihan Lokey, Inc. ................. 4,971 492,477
Janus Henderson Group plc ........... 33,876 878,066
Moelis & Co., Class A ................ 16,267 760,482
Oppenheimer Holdings, Inc., Class A, NVS . 2,096 99,790
Piper Sandler Cos. .................. 1,862 264,590
StepStone Group, Inc., Class A ......... 6,732 196,507
Stifel Financial Corp. ................ 26,772 1,804,700
StoneX Group, Inc.
(a)
................ 4,473 393,087
TPG, Inc. ........................ 12,988 418,343
Victory Capital Holdings, Inc., Class A ..... 7,404 219,454
Virtu Financial, Inc., Class A ............ 23,423 452,298
Virtus Investment Partners, Inc. ......... 1,017 218,533
WisdomTree, Inc. ................... 17,880 102,989
12,318,703
Chemicals — 2.3%
AdvanSix, Inc. ..................... 6,811 294,508
American Vanguard Corp. ............. 4,119 93,048
Avient Corp. ...................... 13,392 542,644
Axalta Coating Systems Ltd.
(a)
.......... 26,763 805,566
Cabot Corp. ...................... 5,558 418,684
Chase Corp. ...................... 827 78,052
Chemours Co. (The) ................. 36,993 1,346,175
Diversey Holdings Ltd.
(a)
.............. 19,516 118,462
Element Solutions, Inc. ............... 27,976 572,948
Hawkins, Inc. ..................... 1,479 57,681
HB Fuller Co. ..................... 4,523 312,539
Huntsman Corp. ................... 44,641 1,414,673
Ingevity Corp.
(a)
.................... 4,675 385,407
Innospec, Inc. ..................... 2,257 255,086
Intrepid Potash, Inc.
(a)
................ 1,163 38,065
Koppers Holdings, Inc. ............... 3,346 115,805
Kronos Worldwide, Inc. ............... 5,552 64,681
LSB Industries, Inc.
(a)(b)
............... 12,302 156,358
Mativ Holdings, Inc. ................. 13,433 370,214
Minerals Technologies, Inc. ............ 8,059 559,698
NewMarket Corp. ................... 1,677 577,743
Security
Shares
Shares Value
Chemicals (continued)
Scotts Miracle-Gro Co. (The) ........... 6,298 $ 454,653
Sensient Technologies Corp. ........... 5,101 386,095
Stepan Co. ....................... 2,089 229,456
Trinseo plc ....................... 8,684 240,981
Tronox Holdings plc ................. 28,305 485,431
10,374,653
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 9,866 462,814
ACCO Brands Corp. ................. 23,353 148,291
Brady Corp., Class A, NVS ............ 11,406 609,879
BrightView Holdings, Inc.
(a)
............ 9,878 78,530
Brink's Co. (The) ................... 4,491 294,609
Cimpress plc
(a)(b)
................... 4,840 158,220
Clean Harbors, Inc.
(a)
................ 4,196 546,739
CoreCivic, Inc.
(a)
................... 28,062 298,580
Deluxe Corp. ...................... 10,559 211,074
Ennis, Inc. ....................... 6,484 137,720
GEO Group, Inc. (The)
(a)
.............. 26,591 305,796
Harsco Corp.
(a)
.................... 19,603 155,648
Healthcare Services Group, Inc. ......... 10,344 139,334
Heritage-Crystal Clean, Inc.
(a)
........... 2,104 78,269
HNI Corp. ........................ 10,422 331,107
Interface, Inc. ..................... 8,747 99,541
KAR Auction Services, Inc.
(a)
........... 13,496 196,502
Matthews International Corp., Class A ..... 7,480 277,059
MillerKnoll, Inc. .................... 18,570 443,452
Montrose Environmental Group, Inc.
(a)(b)
.... 3,067 166,109
MSA Safety, Inc. ................... 3,047 415,580
Pitney Bowes, Inc. .................. 4,409 19,003
SP Plus Corp.
(a)
.................... 2,702 101,892
Steelcase, Inc., Class A .............. 22,789 177,754
Stericycle, Inc.
(a)
................... 11,979 644,590
UniFirst Corp. ..................... 1,761 349,453
6,847,545
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. .............. 10,142 191,379
Infinera Corp.
(a)
.................... 23,783 174,092
Lumentum Holdings, Inc.
(a)
............ 9,307 560,095
NETGEAR, Inc.
(a)
................... 6,982 139,430
NetScout Systems, Inc.
(a)
............. 8,256 265,018
Ribbon Communications, Inc.
(a)(b)
........ 21,915 76,922
1,406,936
Construction & Engineering — 1.1%
API Group Corp.
(a)
.................. 17,085 379,971
Argan, Inc. ....................... 3,690 143,873
Comfort Systems USA, Inc. ............ 3,070 371,593
Fluor Corp.
(a)
...................... 14,256 523,908
Granite Construction, Inc. ............. 6,508 277,111
Great Lakes Dredge & Dock Corp.
(a)
...... 16,432 113,052
IES Holdings, Inc.
(a)
................. 1,119 44,547
MasTec, Inc.
(a)
..................... 4,726 464,235
MDU Resources Group, Inc. ........... 49,984 1,545,006
MYR Group, Inc.
(a)
.................. 1,989 197,030
Primoris Services Corp. .............. 12,987 345,454
Sterling Infrastructure, Inc.
(a)
........... 4,329 157,532
Tutor Perini Corp.
(a)
................. 10,878 99,751
4,663,063
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 3,688 538,743
Consumer Finance — 1.4%
Atlanticus Holdings Corp.
(a)(b)
........... 1,304 42,380
Bread Financial Holdings, Inc. .......... 10,330 423,840

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Credit Acceptance Corp.
(a)(b)
............ 1,522 $ 704,138
Encore Capital Group, Inc.
(a)(b)
.......... 5,971 332,704
Enova International, Inc.
(a)
............. 8,018 366,022
EZCORP, Inc., Class A, NVS
(a)
.......... 12,891 117,437
Green Dot Corp., Class A
(a)
............ 5,076 91,774
LendingClub Corp.
(a)
................. 26,404 255,855
Navient Corp. ..................... 26,650 505,550
OneMain Holdings, Inc. ............... 30,486 1,315,166
PRA Group, Inc.
(a)
.................. 10,354 416,645
PROG Holdings, Inc.
(a)
............... 12,461 277,756
SLM Corp. ....................... 62,828 1,103,888
World Acceptance Corp.
(a)(b)
............ 882 84,425
6,037,580
Containers & Packaging — 1.2%
Berry Global Group, Inc. .............. 30,697 1,894,926
Greif, Inc., Class A, NVS .............. 6,720 480,010
Greif, Inc., Class B .................. 1,031 84,954
O-I Glass, Inc.
(a)
.................... 38,009 731,673
Pactiv Evergreen, Inc. ............... 5,130 59,046
Silgan Holdings, Inc. ................. 13,358 719,863
Sonoco Products Co. ................ 15,126 924,350
TriMas Corp. ...................... 10,424 320,955
5,215,777
Distributors — 0.0%
Funko, Inc., Class A
(a)(b)
............... 2,705 32,730
Diversified Consumer Services — 0.7%
2U, Inc.
(a)
........................ 19,112 164,937
Adtalem Global Education, Inc.
(a)
........ 5,337 203,767
Frontdoor, Inc.
(a)
.................... 19,920 541,426
Graham Holdings Co., Class B .......... 951 621,298
H&R Block, Inc.
(b)
................... 14,293 557,141
Perdoceo Education Corp.
(a)
........... 16,417 245,762
Rover Group, Inc.
(a)
................. 13,560 55,460
Strategic Education, Inc.
(b)
............. 2,268 211,718
Stride, Inc.
(a)
...................... 3,650 156,694
Udemy, Inc.
(a)
..................... 5,268 66,061
Vivint Smart Home, Inc.
(a)(b)
............ 10,783 129,180
2,953,444
Diversified Financial Services — 0.5%
Alerus Financial Corp. ............... 4,849 99,792
A-Mark Precious Metals, Inc. ........... 4,448 171,248
Cannae Holdings, Inc.
(a)
.............. 18,445 450,796
Compass Diversified Holdings .......... 15,339 342,367
Jackson Financial, Inc., Class A ......... 8,880 391,075
Voya Financial, Inc. ................. 13,686 954,872
2,410,150
Diversified Telecommunication Services — 0.3%
Anterix, Inc.
(a)
..................... 2,052 74,016
ATN International, Inc. ............... 2,625 128,310
Cogent Communications Holdings, Inc. .... 4,448 304,999
Consolidated Communications Holdings, Inc.
(a)
17,249 75,033
EchoStar Corp., Class A
(a)(b)
............ 9,345 174,845
Globalstar, Inc.
(a)(b)
.................. 67,889 95,724
Liberty Latin America Ltd., Class A
(a)
...... 9,139 89,928
Liberty Latin America Ltd., Class C, NVS
(a)
.. 35,110 345,833
1,288,688
Electric Utilities — 1.4%
ALLETE, Inc. ..................... 14,083 871,174
Hawaiian Electric Industries, Inc. ........ 27,136 1,147,039
IDACORP, Inc. .................... 12,600 1,333,206
MGE Energy, Inc. ................... 5,414 395,818
Security
Shares
Shares Value
Electric Utilities (continued)
Otter Tail Corp. .................... 6,596 $ 423,133
PNM Resources, Inc. ................ 20,936 1,035,913
Portland General Electric Co. ........... 21,856 1,039,909
6,246,192
Electrical Equipment — 1.5%
Acuity Brands, Inc. .................. 3,540 667,361
Atkore, Inc.
(a)(b)
..................... 6,209 808,722
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 8,747 58,080
Blink Charging Co.
(a)(b)
................ 5,335 72,609
Encore Wire Corp.
(b)
................. 2,683 433,117
EnerSys ......................... 6,335 525,932
GrafTech International Ltd. ............ 47,654 311,657
nVent Electric plc ................... 24,240 963,540
Preformed Line Products Co. ........... 708 62,538
Sensata Technologies Holding plc ........ 23,435 1,191,670
Sunrun, Inc.
(a)
..................... 52,334 1,375,337
Thermon Group Holdings, Inc.
(a)
......... 4,424 102,283
6,572,846
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.
(a)
.................. 2,304 21,473
Advanced Energy Industries, Inc. ........ 4,637 430,035
Arlo Technologies, Inc.
(a)
.............. 21,573 80,899
Avnet, Inc. ....................... 22,527 1,033,539
Bel Fuse, Inc., Class B, NVS ........... 1,515 59,752
Belden, Inc. ...................... 4,130 334,902
Benchmark Electronics, Inc. ........... 4,043 113,164
Coherent Corp.
(a)(b)
.................. 33,909 1,471,651
ePlus, Inc.
(a)
...................... 6,634 330,240
Insight Enterprises, Inc.
(a)
............. 5,000 563,600
IPG Photonics Corp.
(a)
............... 5,235 586,843
Kimball Electronics, Inc.
(a)
............. 6,167 157,382
Knowles Corp.
(a)
................... 13,069 251,317
Methode Electronics, Inc. ............. 5,837 278,658
MicroVision, Inc.
(a)(b)
................. 20,796 52,198
Mirion Technologies, Inc.
(a)
............. 14,424 114,671
National Instruments Corp. ............ 18,716 1,010,664
nLight, Inc.
(a)
...................... 4,198 52,055
OSI Systems, Inc.
(a)
................. 1,961 185,726
PC Connection, Inc. ................. 1,673 82,027
Plexus Corp.
(a)
..................... 2,745 263,492
Sanmina Corp.
(a)
................... 14,159 862,708
ScanSource, Inc.
(a)
.................. 5,875 193,464
TTM Technologies, Inc.
(a)
.............. 15,504 243,723
Vishay Intertechnology, Inc. ............ 32,481 743,490
Vishay Precision Group, Inc.
(a)
.......... 971 41,928
Vontier Corp. ...................... 38,779 893,080
10,452,681
Energy Equipment & Services — 1.0%
Archrock, Inc. ..................... 32,796 325,008
Bristow Group, Inc.
(a)
................ 5,726 174,872
Dril-Quip, Inc.
(a)
.................... 4,900 150,479
Helix Energy Solutions Group, Inc.
(a)
...... 17,519 138,926
Helmerich & Payne, Inc. .............. 25,887 1,253,966
Liberty Energy, Inc. ................. 14,944 236,563
Nabors Industries Ltd.
(a)(b)
............. 903 160,319
NexTier Oilfield Solutions, Inc.
(a)
......... 38,980 367,192
Oil States International, Inc.
(a)
........... 15,717 134,537
Select Energy Services, Inc., Class A ..... 8,019 70,407
Tidewater, Inc.
(a)
................... 7,175 311,395
Transocean Ltd.
(a)(b)
................. 162,842 1,097,555
US Silica Holdings, Inc.
(a)
............. 18,282 223,772
4,644,991

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
126,742 $ 678,070
Cinemark Holdings, Inc.
(a)(b)
............ 26,275 313,724
Lions Gate Entertainment Corp., Class A
(a)(b)
. 15,850 126,324
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 29,598 225,537
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 6,452 337,375
Madison Square Garden Sports Corp. ..... 2,377 432,234
Playstudios, Inc.
(a)
.................. 8,483 39,191
Playtika Holding Corp.
(a)(b)
............. 22,307 234,000
2,386,455
Equity Real Estate Investment Trusts (REITs) — 6.3%
Acadia Realty Trust ................. 10,775 167,336
Agree Realty Corp. ................. 9,573 714,433
Alexander's, Inc. ................... 527 125,047
American Assets Trust, Inc. ............ 6,381 181,603
Apartment Income REIT Corp. .......... 36,717 1,404,792
Apartment Investment & Management Co.,
Class A ....................... 16,305 122,451
Armada Hoffler Properties, Inc. ......... 15,649 198,429
Brandywine Realty Trust .............. 39,247 257,460
Broadstone Net Lease, Inc. ............ 22,383 405,356
BRT Apartments Corp. ............... 2,859 59,896
CareTrust REIT, Inc. ................. 14,246 295,177
CBL & Associates Properties, Inc. ........ 5,941 158,328
Centerspace ...................... 2,405 162,626
Chatham Lodging Trust ............... 7,362 104,614
City Office REIT, Inc. ................ 9,918 97,593
Community Healthcare Trust, Inc. ........ 2,248 96,394
Corporate Office Properties Trust ........ 27,554 773,441
Cousins Properties, Inc. .............. 37,737 1,034,749
Douglas Emmett, Inc. ................ 16,169 270,831
Easterly Government Properties, Inc. ..... 12,619 204,933
Elme Communities .................. 21,424 411,341
Empire State Realty Trust, Inc., Class A
(b)
... 32,254 268,998
EPR Properties .................... 10,416 442,472
Equity Commonwealth ............... 27,317 697,130
Essential Properties Realty Trust, Inc. ..... 17,461 444,906
Four Corners Property Trust, Inc. ........ 8,718 250,730
Getty Realty Corp. .................. 5,827 212,278
Gladstone Commercial Corp. ........... 5,364 91,134
Gladstone Land Corp. ............... 3,658 71,477
Global Medical REIT, Inc. ............. 7,282 81,777
Global Net Lease, Inc. ............... 15,798 236,180
Highwoods Properties, Inc. ............ 26,197 795,603
Hudson Pacific Properties, Inc. .......... 31,832 362,567
InvenTrust Properties Corp. ............ 7,980 198,463
iStar, Inc. ........................ 22,104 205,125
JBG SMITH Properties ............... 24,574 494,920
Kilroy Realty Corp. .................. 15,682 643,589
Kite Realty Group Trust ............... 29,012 629,560
LTC Properties, Inc. ................. 9,898 377,609
LXP Industrial Trust ................. 40,084 462,970
Macerich Co. (The) ................. 52,578 722,422
National Health Investors, Inc. .......... 10,715 630,363
Necessity Retail REIT, Inc. (The) ........ 33,091 226,012
NexPoint Residential Trust, Inc. ......... 2,889 145,895
Office Properties Income Trust .......... 11,699 200,755
One Liberty Properties, Inc. ............ 3,831 92,365
Orion Office REIT, Inc. ............... 4,823 46,542
Outfront Media, Inc. ................. 11,844 235,696
Paramount Group, Inc. ............... 40,761 262,908
Park Hotels & Resorts, Inc. ............ 55,257 812,830
Pebblebrook Hotel Trust .............. 18,506 303,498
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Phillips Edison & Co., Inc. ............. 12,984 $ 435,224
Physicians Realty Trust ............... 29,096 461,463
Piedmont Office Realty Trust, Inc., Class A .. 31,060 329,236
Plymouth Industrial REIT, Inc. .......... 5,917 132,422
PotlatchDeltic Corp. ................. 19,912 974,692
Rayonier, Inc. ..................... 13,837 503,528
Retail Opportunity Investments Corp. ..... 17,404 275,505
RLJ Lodging Trust .................. 13,808 173,567
RPT Realty ....................... 8,108 84,972
Sabra Health Care REIT, Inc. ........... 56,624 764,424
Saul Centers, Inc. .................. 1,688 72,263
Service Properties Trust .............. 40,445 360,365
SITE Centers Corp. ................. 29,747 406,047
SL Green Realty Corp. ............... 16,147 664,449
Spirit Realty Capital, Inc. .............. 22,112 970,275
STAG Industrial, Inc. ................ 17,947 638,913
Summit Hotel Properties, Inc. ........... 26,073 222,142
Tanger Factory Outlet Centers, Inc. ....... 11,199 214,013
UMH Properties, Inc. ................ 7,946 142,392
Uniti Group, Inc. ................... 58,380 384,724
Universal Health Realty Income Trust ..... 3,166 173,528
Urban Edge Properties ............... 15,299 240,959
Urstadt Biddle Properties, Inc., Class A .... 4,451 83,590
Veris Residential, Inc.
(a)
............... 19,430 336,139
Vornado Realty Trust ................ 39,997 975,527
Whitestone REIT ................... 6,828 71,079
27,985,042
Food & Staples Retailing — 0.7%
Andersons, Inc. (The) ................ 7,644 281,146
Chefs' Warehouse, Inc. (The)
(a)
......... 5,007 191,417
Grocery Outlet Holding Corp.
(a)
.......... 7,262 220,692
Ingles Markets, Inc., Class A ........... 1,861 176,795
PriceSmart, Inc. .................... 3,953 293,747
SpartanNash Co. ................... 5,398 171,009
Sprouts Farmers Market, Inc.
(a)
.......... 25,926 828,336
United Natural Foods, Inc.
(a)
............ 14,353 597,372
Weis Markets, Inc. .................. 2,614 225,693
2,986,207
Food Products — 1.1%
B&G Foods, Inc. ................... 17,691 248,028
BRC, Inc., Class A
(a)(b)
................ 9,132 60,271
Calavo Growers, Inc. ................ 2,410 77,240
Cal-Maine Foods, Inc. ................ 4,082 233,572
Flowers Foods, Inc. ................. 46,727 1,293,871
Fresh Del Monte Produce, Inc. .......... 4,919 140,683
Hain Celestial Group, Inc. (The)
(a)(b)
....... 22,167 454,867
Ingredion, Inc. ..................... 8,498 873,594
J & J Snack Foods Corp. .............. 1,443 206,782
John B Sanfilippo & Son, Inc. ........... 1,360 114,934
Mission Produce, Inc.
(a)(b)
.............. 4,993 62,213
Pilgrim's Pride Corp.
(a)(b)
.............. 11,055 268,415
Post Holdings, Inc.
(a)(b)
................ 6,106 579,765
Seaboard Corp.
(b)
................... 30 117,615
Seneca Foods Corp., Class A
(a)
......... 1,302 81,375
Sovos Brands, Inc.
(a)
................. 3,576 48,491
Tattooed Chef, Inc.
(a)
................. 7,414 11,269
Utz Brands, Inc., Class A .............. 9,143 152,322
5,025,307
Gas Utilities — 1.4%
Chesapeake Utilities Corp. ............ 1,429 180,168
National Fuel Gas Co. ............... 22,419 1,301,647
New Jersey Resources Corp. ........... 12,710 634,483
Northwest Natural Holding Co. .......... 8,713 436,870

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities (continued)
ONE Gas, Inc. ..................... 13,288 $ 1,094,400
South Jersey Industries, Inc. ........... 17,553 633,488
Southwest Gas Holdings, Inc. .......... 15,110 1,011,312
Spire, Inc. ........................ 12,935 934,166
6,226,534
Health Care Equipment & Supplies — 1.4%
AngioDynamics, Inc.
(a)
............... 3,689 48,031
Artivion, Inc.
(a)
..................... 9,794 127,714
Avanos Medical, Inc.
(a)
............... 7,255 222,293
Bioventus, Inc., Class A
(a)
............. 4,250 8,330
CONMED Corp. .................... 2,376 227,526
Cue Health, Inc.
(a)
.................. 12,084 31,660
Embecta Corp. .................... 14,119 372,600
Enovis Corp.
(a)(b)
.................... 5,658 356,171
Envista Holdings Corp.
(a)
.............. 19,549 762,216
ICU Medical, Inc.
(a)(b)
................. 1,742 336,607
Inogen, Inc.
(a)
..................... 5,719 133,424
Integer Holdings Corp.
(a)(b)
............. 3,843 252,908
Integra LifeSciences Holdings Corp.
(a)
..... 6,758 387,233
Masimo Corp.
(a)
.................... 4,367 742,739
Neogen Corp.
(a)(b)
................... 22,081 472,754
Nevro Corp.
(a)
..................... 3,266 119,928
NuVasive, Inc.
(a)
.................... 5,423 247,289
Outset Medical, Inc.
(a)
................ 4,714 132,558
QuidelOrtho Corp.
(a)
................. 13,115 1,122,775
Varex Imaging Corp.
(a)
............... 5,841 125,523
6,230,279
Health Care Providers & Services — 2.0%
23andMe Holding Co., Class A
(a)(b)
....... 25,871 64,678
Accolade, Inc.
(a)(b)
................... 9,836 114,786
Amedisys, Inc.
(a)(b)
.................. 4,570 441,736
AMN Healthcare Services, Inc.
(a)(b)
....... 5,512 528,270
Brookdale Senior Living, Inc.
(a)(b)
......... 45,099 129,885
Cano Health, Inc., Class A
(a)
............ 23,413 32,310
CareMax, Inc.
(a)
.................... 8,721 40,901
Clover Health Investments Corp.
(a)(b)
...... 84,117 111,876
Community Health Systems, Inc.
(a)
....... 30,762 160,578
Cross Country Healthcare, Inc.
(a)
........ 5,263 146,048
Encompass Health Corp. ............. 24,312 1,518,284
Enhabit, Inc.
(a)
..................... 12,066 185,334
Fulgent Genetics, Inc.
(a)
.............. 4,911 165,894
GeneDx Holdings Corp.
(a)
............. 36,507 15,508
Hims & Hers Health, Inc.
(a)
............. 9,868 81,707
Invitae Corp.
(a)(b)
.................... 56,183 132,592
ModivCare, Inc.
(a)
................... 1,616 173,332
National HealthCare Corp. ............. 3,257 193,922
NeoGenomics, Inc.
(a)
................ 30,971 367,935
OPKO Health, Inc.
(a)(b)
................ 102,570 132,315
Owens & Minor, Inc.
(a)
................ 18,681 368,763
Patterson Cos., Inc. ................. 21,131 637,945
Pediatrix Medical Group, Inc.
(a)
.......... 20,127 308,949
Premier, Inc., Class A ................ 17,985 599,980
Privia Health Group, Inc.
(a)
............. 4,679 126,520
Select Medical Holdings Corp. .......... 14,733 428,288
Surgery Partners, Inc.
(a)
.............. 6,843 227,188
Tenet Healthcare Corp.
(a)
.............. 26,469 1,451,825
8,887,349
Health Care Technology — 0.4%
(a)
American Well Corp., Class A .......... 37,674 149,566
Computer Programs & Systems, Inc. ...... 1,875 55,087
Health Catalyst, Inc. ................. 13,709 190,555
Multiplan Corp. .................... 57,171 75,466
NextGen Healthcare, Inc. ............. 6,865 130,572
Security
Shares
Shares Value
Health Care Technology (continued)
Sharecare, Inc.
(b)
................... 46,283 $ 117,559
Teladoc Health, Inc.
(b)
................ 21,142 621,575
Veradigm, Inc. ..................... 26,751 479,110
1,819,490
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.
(a)
............ 12,988 119,749
Bloomin' Brands, Inc. ................ 13,759 333,656
Boyd Gaming Corp. ................. 7,925 493,807
Brinker International, Inc.
(a)
............ 10,799 426,129
Cheesecake Factory, Inc. (The) ......... 11,691 458,872
Chuy's Holdings, Inc.
(a)
............... 1,515 51,858
Cracker Barrel Old Country Store, Inc. ..... 5,447 607,776
Dave & Buster's Entertainment, Inc.
(a)
..... 4,006 173,660
Denny's Corp.
(a)(b)
................... 7,083 85,138
Dine Brands Global, Inc. .............. 3,844 297,180
Golden Entertainment, Inc.
(a)
........... 5,418 214,011
Hilton Grand Vacations, Inc.
(a)
.......... 11,818 559,700
Jack in the Box, Inc.
(b)
................ 5,117 388,790
Life Time Group Holdings, Inc.
(a)
......... 13,837 259,997
Light & Wonder, Inc.
(a)
................ 22,876 1,492,659
Marriott Vacations Worldwide Corp. ....... 5,543 887,102
Papa John's International, Inc. .......... 3,561 319,386
Penn Entertainment, Inc.
(a)(b)
........... 38,182 1,353,552
Portillo's, Inc., Class A
(a)
.............. 3,482 78,554
Red Rock Resorts, Inc., Class A ......... 6,524 293,645
Ruth's Hospitality Group, Inc. ........... 2,797 48,416
SeaWorld Entertainment, Inc.
(a)
......... 4,462 278,384
Six Flags Entertainment Corp.
(a)
......... 18,262 490,335
Target Hospitality Corp.
(a)
............. 2,060 31,631
Travel + Leisure Co. ................. 19,895 842,951
Vacasa, Inc., Class A
(a)(b)
.............. 20,655 36,146
Wendy's Co. (The) .................. 16,345 364,494
10,987,578
Household Durables — 2.8%
Cavco Industries, Inc.
(a)
............... 744 197,978
Century Communities, Inc. ............ 3,429 209,855
Cricut, Inc., Class A
(b)
................ 3,683 36,057
Ethan Allen Interiors, Inc. ............. 5,595 160,800
GoPro, Inc., Class A
(a)
................ 32,803 201,738
Green Brick Partners, Inc.
(a)
............ 6,457 201,458
Helen of Troy Ltd.
(a)
................. 5,882 665,313
iRobot Corp.
(a)
..................... 6,683 300,735
KB Home ........................ 20,343 782,188
La-Z-Boy, Inc. ..................... 10,737 305,253
Legacy Housing Corp.
(a)
.............. 731 14,635
Leggett & Platt, Inc. ................. 20,416 746,409
LGI Homes, Inc.
(a)(b)
................. 4,941 562,533
M/I Homes, Inc.
(a)
................... 6,769 404,786
MDC Holdings, Inc. ................. 9,308 351,470
Meritage Homes Corp.
(a)
.............. 8,879 956,180
Mohawk Industries, Inc.
(a)
............. 12,969 1,557,058
Newell Brands, Inc. ................. 92,103 1,469,964
Snap One Holdings Corp.
(a)(b)
........... 1,639 15,718
Sonos, Inc.
(a)
...................... 16,577 305,680
Taylor Morrison Home Corp.
(a)
.......... 16,017 573,409
Tempur Sealy International, Inc. ......... 25,366 1,033,664
Toll Brothers, Inc. ................... 15,428 917,812
Traeger, Inc.
(a)(b)
.................... 14,290 51,873
Tri Pointe Homes, Inc.
(a)
.............. 15,467 341,666
12,364,232
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 2,285 95,833
Central Garden & Pet Co., Class A, NVS
(a)
.. 10,361 410,606

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Energizer Holdings, Inc. .............. 5,362 $ 198,930
Reynolds Consumer Products, Inc.
(b)
...... 13,006 387,189
WD-40 Co. ....................... 1,134 197,928
1,290,486
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class A .......... 4,432 142,046
Clearway Energy, Inc., Class C ......... 12,013 405,919
547,965
Insurance — 3.2%
American Equity Investment Life Holding Co. 17,250 821,963
AMERISAFE, Inc. .................. 5,258 289,611
Argo Group International Holdings Ltd. .... 8,733 242,428
Assured Guaranty Ltd. ............... 14,676 918,718
Axis Capital Holdings Ltd. ............. 19,232 1,203,346
Bright Health Group, Inc.
(a)(b)
........... 36,960 32,772
Brighthouse Financial, Inc.
(a)
........... 17,224 969,194
CNO Financial Group, Inc. ............. 28,939 745,469
Donegal Group, Inc., Class A ........... 5,449 82,716
Employers Holdings, Inc. .............. 4,948 217,069
Enstar Group Ltd.
(a)(b)
................ 3,441 833,754
First American Financial Corp. .......... 16,940 1,048,078
Hagerty, Inc., Class A
(a)(b)
.............. 3,896 37,441
Hanover Insurance Group, Inc. (The) ..... 9,120 1,227,370
Horace Mann Educators Corp. .......... 8,145 290,043
James River Group Holdings Ltd. ........ 7,675 173,916
Kemper Corp. ..................... 15,880 932,632
Lemonade, Inc.
(a)(b)
.................. 6,342 103,248
MBIA, Inc.
(a)
...................... 11,925 155,144
Mercury General Corp. ............... 6,806 243,178
National Western Life Group, Inc., Class A .. 605 167,464
Oscar Health, Inc., Class A
(a)(b)
.......... 14,561 55,914
Primerica, Inc. ..................... 3,784 612,062
ProAssurance Corp. ................. 7,214 139,879
Safety Insurance Group, Inc. ........... 3,017 254,605
Selective Insurance Group, Inc. ......... 9,959 946,105
SiriusPoint Ltd.
(a)
................... 21,511 163,269
Stewart Information Services Corp. ....... 3,900 186,303
Tiptree, Inc. ...................... 5,043 75,695
United Fire Group, Inc. ............... 4,872 153,419
White Mountains Insurance Group Ltd.
(b)
... 630 962,615
14,285,420
Interactive Media & Services — 0.5%
(a)
Cars.com, Inc. ..................... 15,260 260,946
Eventbrite, Inc., Class A
(b)
............. 7,686 68,328
fuboTV, Inc.
(b)
..................... 26,455 67,989
IAC, Inc. ......................... 19,213 1,085,534
MediaAlpha, Inc., Class A ............. 5,646 78,762
Yelp, Inc. ........................ 5,486 172,864
Ziff Davis, Inc. ..................... 6,047 541,086
2,275,509
Internet & Direct Marketing Retail — 0.4%
ContextLogic, Inc., Class A
(a)
........... 142,889 98,293
PetMed Express, Inc. ................ 3,088 66,330
Qurate Retail, Inc.
(a)
................. 84,139 217,079
Revolve Group, Inc., Class A
(a)(b)
......... 3,764 107,425
Wayfair, Inc., Class A
(a)(b)
.............. 19,065 1,153,432
1,642,559
IT Services — 1.2%
Affirm Holdings, Inc.
(a)
................ 17,879 289,461
Cass Information Systems, Inc. ......... 1,489 72,306
Conduent, Inc.
(a)
................... 41,236 196,696
CSG Systems International, Inc. ......... 4,323 257,953
Security
Shares
Shares Value
IT Services (continued)
Cyxtera Technologies, Inc., Class A
(a)
..... 13,575 $ 43,712
Euronet Worldwide, Inc.
(a)
............. 4,303 484,862
EVERTEC, Inc. .................... 8,032 296,702
Kyndryl Holdings, Inc.
(a)
............... 50,092 670,732
Maximus, Inc. ..................... 9,356 700,297
MoneyGram International, Inc.
(a)
......... 23,368 251,673
Rackspace Technology, Inc.
(a)
.......... 13,748 41,244
Repay Holdings Corp.
(a)
.............. 7,831 76,274
Sabre Corp.
(a)
..................... 80,700 549,567
TTEC Holdings, Inc. ................. 2,069 105,188
Unisys Corp.
(a)
..................... 16,590 89,752
Western Union Co. (The) ............. 95,132 1,348,020
5,474,439
Leisure Products — 1.1%
Acushnet Holdings Corp.
(b)
............ 4,405 206,815
Brunswick Corp. ................... 17,753 1,497,111
Johnson Outdoors, Inc., Class A ......... 1,360 93,106
Latham Group, Inc.
(a)
................ 10,279 45,228
Malibu Boats, Inc., Class A
(a)
........... 4,953 300,102
MasterCraft Boat Holdings, Inc.
(a)
........ 4,194 120,619
Peloton Interactive, Inc., Class A
(a)
....... 27,325 353,312
Polaris, Inc.
(b)
..................... 8,213 943,181
Smith & Wesson Brands, Inc. ........... 11,582 128,329
Sturm Ruger & Co., Inc. .............. 4,279 243,475
Vista Outdoor, Inc.
(a)
................. 13,927 408,757
YETI Holdings, Inc.
(a)(b)
............... 7,457 333,775
4,673,810
Life Sciences Tools & Services — 0.5%
(a)
AbCellera Biologics, Inc.
(b)
............. 18,411 193,868
Adaptive Biotechnologies Corp. ......... 13,398 124,200
BioLife Solutions, Inc.
(b)
............... 3,653 85,626
CryoPort, Inc. ..................... 6,087 138,966
Maravai LifeSciences Holdings, Inc., Class A 26,712 391,598
NanoString Technologies, Inc. .......... 5,638 59,650
Pacific Biosciences of California, Inc. ..... 18,280 202,725
Quanterix Corp. .................... 5,458 77,122
Seer, Inc. ........................ 4,865 22,136
Sotera Health Co. .................. 11,460 197,570
Syneos Health, Inc. ................. 25,313 909,243
2,402,704
Machinery — 3.0%
3D Systems Corp.
(a)
................. 32,564 353,645
Alamo Group, Inc. .................. 1,067 166,953
Allison Transmission Holdings, Inc. ....... 22,522 1,015,292
Altra Industrial Motion Corp. ........... 5,546 338,694
Astec Industries, Inc. ................ 5,559 245,374
Barnes Group, Inc. .................. 8,218 363,729
CIRCOR International, Inc.
(a)(b)
.......... 2,685 74,240
Columbus McKinnon Corp. ............ 4,422 158,971
Crane Holdings Co. ................. 6,409 742,867
Donaldson Co., Inc. ................. 11,396 710,541
Douglas Dynamics, Inc. .............. 5,477 221,326
Esab Corp. ....................... 12,638 730,603
Flowserve Corp. ................... 18,300 629,886
Gates Industrial Corp. plc
(a)
............ 25,204 332,945
Gorman-Rupp Co. (The) .............. 1,955 56,167
Greenbrier Cos., Inc. (The) ............ 8,018 247,917
Hillenbrand, Inc. ................... 10,278 481,627
Hillman Solutions Corp.
(a)
............. 29,233 280,637
Hyliion Holdings Corp., Class A
(a)
........ 32,953 117,972
Hyster-Yale Materials Handling, Inc. ...... 2,527 81,951
ITT, Inc. ......................... 6,653 609,348
Kadant, Inc.
(b)
..................... 900 183,393

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Kennametal, Inc. ................... 19,936 $ 568,176
Luxfer Holdings plc ................. 6,510 107,740
Mueller Industries, Inc.
(b)
.............. 5,453 357,444
Mueller Water Products, Inc., Class A ..... 18,799 237,807
Nikola Corp.
(a)(b)
.................... 28,124 76,216
Oshkosh Corp. .................... 8,850 891,903
REV Group, Inc. ................... 7,642 97,894
Standex International Corp. ............ 1,283 148,276
Tennant Co.
(b)
..................... 4,634 324,982
Terex Corp. ....................... 7,443 379,370
Timken Co. (The) ................... 16,280 1,340,658
Titan International, Inc.
(a)
.............. 4,885 81,531
Wabash National Corp. ............... 5,594 144,101
Watts Water Technologies, Inc., Class A .... 2,267 370,700
13,270,876
Marine — 0.4%
Eagle Bulk Shipping, Inc. ............. 1,264 72,402
Genco Shipping & Trading Ltd. .......... 9,181 166,543
Kirby Corp.
(a)
...................... 14,657 1,037,423
Matson, Inc. ...................... 5,393 356,585
1,632,953
Media — 1.6%
Advantage Solutions, Inc.
(a)
............ 24,005 62,173
Altice USA, Inc., Class A
(a)
............. 53,367 261,498
AMC Networks, Inc., Class A
(a)
.......... 7,136 132,087
Cable One, Inc. .................... 675 533,169
Clear Channel Outdoor Holdings, Inc.
(a)
.... 119,080 227,443
DISH Network Corp., Class A
(a)
......... 61,838 889,849
EW Scripps Co. (The), Class A, NVS
(a)
.... 7,396 110,570
Gray Television, Inc. ................. 10,404 134,836
iHeartMedia, Inc., Class A
(a)
............ 25,900 200,725
John Wiley & Sons, Inc., Class A ........ 10,574 484,289
Magnite, Inc.
(a)
..................... 11,907 143,837
New York Times Co. (The), Class A ....... 13,300 463,372
Nexstar Media Group, Inc. ............. 9,223 1,888,594
Scholastic Corp., NVS ............... 3,971 175,677
Sinclair Broadcast Group, Inc., Class A .... 10,835 223,526
Stagwell, Inc.
(a)
.................... 24,767 173,864
TEGNA, Inc. ...................... 27,389 545,863
Thryv Holdings, Inc.
(a)(b)
............... 7,909 176,924
WideOpenWest, Inc.
(a)
............... 5,997 68,906
6,897,202
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc. ...... 1,135 182,656
Arconic Corp.
(a)
.................... 15,732 369,859
ATI, Inc.
(a)
........................ 11,193 407,313
Carpenter Technology Corp. ........... 4,690 226,480
Coeur Mining, Inc.
(a)(b)
................ 68,653 267,060
Commercial Metals Co. ............... 28,603 1,552,285
Haynes International, Inc. ............. 1,019 56,748
Hecla Mining Co.
(b)
.................. 83,492 515,146
Kaiser Aluminum Corp. ............... 2,197 192,282
Ramaco Resources, Inc. .............. 2,982 31,102
Ryerson Holding Corp. ............... 5,140 196,194
Schnitzer Steel Industries, Inc., Class A .... 6,172 208,861
SunCoke Energy, Inc. ................ 20,457 186,363
TimkenSteel Corp.
(a)
................. 9,800 192,766
United States Steel Corp. ............. 57,468 1,637,263
Warrior Met Coal, Inc. ................ 12,661 479,599
Worthington Industries, Inc. ............ 7,436 422,885
7,124,862
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
AGNC Investment Corp.
(b)
............. 140,650 $ 1,631,540
Apollo Commercial Real Estate Finance, Inc. 31,495 383,294
Arbor Realty Trust, Inc. ............... 41,181 614,832
Ares Commercial Real Estate Corp. ...... 13,625 167,315
ARMOUR Residential REIT, Inc. ......... 33,800 212,264
Blackstone Mortgage Trust, Inc., Class A ... 41,521 989,861
BrightSpire Capital, Inc., Class A ........ 23,528 179,283
Broadmark Realty Capital, Inc. .......... 33,224 145,521
Chimera Investment Corp. ............. 58,709 427,989
Claros Mortgage Trust, Inc. ............ 29,724 497,580
Dynex Capital, Inc. .................. 10,684 153,956
Ellington Financial, Inc. ............... 7,260 99,680
Franklin BSP Realty Trust, Inc. .......... 19,761 286,534
Granite Point Mortgage Trust, Inc. ....... 8,519 56,907
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 10,453 385,820
Invesco Mortgage Capital, Inc. .......... 8,653 127,113
KKR Real Estate Finance Trust, Inc. ...... 13,819 220,137
Ladder Capital Corp. ................ 27,078 303,274
MFA Financial, Inc. .................. 22,344 265,670
New York Mortgage Trust, Inc. .......... 91,080 284,170
PennyMac Mortgage Investment Trust ..... 21,742 331,565
Ready Capital Corp. ................. 23,096 305,560
Redwood Trust, Inc. ................. 27,808 232,475
Rithm Capital Corp. ................. 115,784 1,089,527
Starwood Property Trust, Inc. ........... 76,218 1,592,194
TPG RE Finance Trust, Inc. ............ 14,670 127,776
Two Harbors Investment Corp. .......... 11,953 214,437
11,326,274
Multiline Retail — 0.9%
Big Lots, Inc. ...................... 7,405 121,146
Dillard's, Inc., Class A
(b)
............... 832 327,234
Franchise Group, Inc. ................ 4,305 132,982
Kohl's Corp. ...................... 28,593 925,555
Macy's, Inc. ...................... 66,344 1,567,709
Nordstrom, Inc.
(b)
................... 27,284 533,129
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 6,540 358,130
3,965,885
Multi-Utilities — 0.6%
Avista Corp. ...................... 15,923 635,328
Black Hills Corp. ................... 16,027 1,160,034
NorthWestern Corp. ................. 14,220 807,696
Unitil Corp. ....................... 3,934 205,237
2,808,295
Oil, Gas & Consumable Fuels — 3.8%
Amplify Energy Corp.
(a)(b)
.............. 8,754 75,810
Antero Midstream Corp. .............. 82,034 894,171
Arch Resources, Inc. ................ 1,554 230,023
Berry Corp. ....................... 15,878 146,078
California Resources Corp.
(b)
........... 18,171 776,447
Callon Petroleum Co.
(a)
............... 8,050 342,528
Centrus Energy Corp., Class A
(a)(b)
....... 1,452 59,605
Chord Energy Corp. ................. 6,069 869,870
Civitas Resources, Inc. ............... 12,710 845,851
CNX Resources Corp.
(a)
.............. 19,009 318,021
Comstock Resources, Inc. ............. 13,811 167,804
CONSOL Energy, Inc. ................ 3,107 179,678
Crescent Energy, Inc., Class A .......... 9,402 113,388
CVR Energy, Inc. ................... 7,726 256,503
Delek US Holdings, Inc. .............. 18,158 485,908
Dorian LPG Ltd. .................... 7,824 155,306
DT Midstream, Inc. .................. 23,667 1,293,638
Earthstone Energy, Inc., Class A
(a)(b)
...... 4,928 68,499

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp. ............ 106,221 $ 770,102
Gevo, Inc.
(a)(b)
..................... 38,022 80,607
Gran Tierra Energy, Inc.
(a)
............. 89,671 86,963
Green Plains, Inc.
(a)
................. 1,669 58,031
Gulfport Energy Corp.
(a)
.............. 2,892 197,090
HighPeak Energy, Inc.
(b)
.............. 1,318 36,851
International Seaways, Inc. ............ 3,666 142,387
Kosmos Energy Ltd.
(a)
................ 111,188 879,497
Magnolia Oil & Gas Corp., Class A ....... 24,483 578,044
NextDecade Corp.
(a)
................. 7,905 47,351
Northern Oil & Gas, Inc. .............. 8,762 293,702
Par Pacific Holdings, Inc.
(a)
............ 14,662 391,915
PBF Energy, Inc., Class A ............. 28,086 1,179,331
PDC Energy, Inc. ................... 22,627 1,532,527
Peabody Energy Corp.
(a)
.............. 28,560 796,538
Permian Resources Corp. ............. 25,232 274,272
Ranger Oil Corp. ................... 2,126 89,292
REX American Resources Corp.
(a)
....... 2,418 79,117
Riley Exploration Permian, Inc. .......... 352 11,683
SandRidge Energy, Inc.
(a)
............. 4,047 63,983
SilverBow Resources, Inc.
(a)(b)
.......... 3,246 85,272
SM Energy Co. .................... 12,115 398,220
Talos Energy, Inc.
(a)
................. 16,004 317,039
Tellurian, Inc.
(a)
.................... 60,381 120,158
VAALCO Energy, Inc. ................ 25,669 119,361
Vital Energy, Inc.
(a)
.................. 4,137 232,830
W&T Offshore, Inc.
(a)(b)
............... 23,202 144,316
World Fuel Services Corp. ............. 15,191 429,905
16,715,512
Paper & Forest Products — 0.5%
Clearwater Paper Corp.
(a)
............. 4,101 158,340
Louisiana-Pacific Corp. ............... 17,590 1,197,703
Mercer International, Inc. .............. 5,761 73,338
Resolute Forest Products, Inc.
(a)
......... 11,133 241,697
Sylvamo Corp. .................... 8,055 382,854
2,053,932
Personal Products — 0.6%
BellRing Brands, Inc.
(a)
............... 15,690 444,968
Coty, Inc., Class A
(a)
................. 43,672 434,973
Edgewell Personal Care Co. ........... 12,679 543,422
Herbalife Nutrition Ltd.
(a)
.............. 24,040 422,383
Medifast, Inc. ..................... 1,175 130,954
Nu Skin Enterprises, Inc., Class A ........ 12,182 522,364
Olaplex Holdings, Inc.
(a)(b)
............. 8,463 53,402
USANA Health Sciences, Inc.
(a)
......... 1,630 95,257
2,647,723
Pharmaceuticals — 1.2%
Atea Pharmaceuticals, Inc.
(a)
........... 7,783 36,035
Axsome Therapeutics, Inc.
(a)
........... 3,170 237,750
Cara Therapeutics, Inc.
(a)
............. 5,537 64,672
Collegium Pharmaceutical, Inc.
(a)
........ 8,203 230,340
Corcept Therapeutics, Inc.
(a)(b)
.......... 10,423 238,270
Elanco Animal Health, Inc.
(a)(b)
.......... 109,207 1,499,412
Esperion Therapeutics, Inc.
(a)
........... 9,103 57,895
Innoviva, Inc.
(a)
.................... 15,148 191,622
Ligand Pharmaceuticals, Inc.
(a)
.......... 1,342 93,537
Nektar Therapeutics
(a)
................ 45,397 123,480
NGM Biopharmaceuticals, Inc.
(a)
......... 5,916 31,000
Perrigo Co. plc .................... 32,987 1,234,374
Phathom Pharmaceuticals, Inc.
(a)
........ 3,084 36,792
Prestige Consumer Healthcare, Inc.
(a)
..... 12,072 793,855
Supernus Pharmaceuticals, Inc.
(a)
........ 8,369 343,213
Security
Shares
Shares Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.
(a)(b)
............ 7,906 $ 38,977
5,251,224
Professional Services — 1.7%
Alight, Inc., Class A
(a)
................ 31,084 291,879
ASGN, Inc.
(a)
...................... 5,513 501,407
Barrett Business Services, Inc. .......... 833 82,784
CACI International, Inc., Class A
(a)
....... 3,798 1,170,126
Dun & Bradstreet Holdings, Inc. ......... 36,654 536,981
First Advantage Corp.
(a)
............... 6,969 96,730
Heidrick & Struggles International, Inc. .... 3,090 95,048
HireRight Holdings Corp.
(a)
............ 1,817 20,786
KBR, Inc. ........................ 18,566 951,136
Kelly Services, Inc., Class A, NVS ....... 8,671 156,945
Korn Ferry ....................... 5,584 301,480
ManpowerGroup, Inc. ................ 12,510 1,090,372
Resources Connection, Inc. ............ 4,805 82,982
Science Applications International Corp. ... 13,499 1,400,926
TriNet Group, Inc.
(a)
................. 8,770 661,697
TrueBlue, Inc.
(a)
.................... 8,202 161,005
Upwork, Inc.
(a)
..................... 10,828 140,331
7,742,615
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.
(a)
........... 27,197 230,631
Compass, Inc., Class A
(a)(b)
............ 62,320 250,526
Cushman & Wakefield plc
(a)(b)
........... 37,281 537,965
DigitalBridge Group, Inc. .............. 14,291 211,507
Forestar Group, Inc.
(a)
................ 2,756 41,009
FRP Holdings, Inc.
(a)
................. 548 30,781
Howard Hughes Corp. (The)
(a)
.......... 3,058 261,428
Kennedy-Wilson Holdings, Inc. .......... 28,901 516,750
Marcus & Millichap, Inc. .............. 3,790 137,350
Newmark Group, Inc., Class A .......... 31,353 268,695
Opendoor Technologies, Inc.
(a)(b)
......... 124,957 273,656
Redfin Corp.
(a)
..................... 27,439 205,244
RMR Group, Inc. (The), Class A ......... 3,663 113,626
Seritage Growth Properties, Class A
(a)
..... 9,179 111,525
WeWork, Inc., Class A
(a)(b)
............. 58,987 93,789
3,284,482
Road & Rail — 0.9%
ArcBest Corp. ..................... 2,890 241,170
Heartland Express, Inc. ............... 10,990 184,852
Landstar System, Inc. ................ 4,479 774,106
Marten Transport Ltd. ................ 5,638 124,543
PAM Transportation Services, Inc.
(a)
...... 659 19,078
Ryder System, Inc. .................. 6,754 637,645
Schneider National, Inc., Class B ........ 9,542 252,863
Universal Logistics Holdings, Inc. ........ 1,589 57,077
Werner Enterprises, Inc. .............. 14,515 681,770
XPO, Inc.
(a)
....................... 28,305 1,128,237
4,101,341
Semiconductors & Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.
(a)
..... 3,093 101,945
Amkor Technology, Inc. ............... 13,054 381,960
Cirrus Logic, Inc.
(a)
.................. 8,499 768,225
Diodes, Inc.
(a)
..................... 3,976 354,619
Ichor Holdings Ltd.
(a)
................. 7,204 243,495
Magnachip Semiconductor Corp.
(a)(b)
...... 4,919 52,141
MaxLinear, Inc.
(a)
................... 6,025 248,230
MKS Instruments, Inc. ............... 6,661 681,554
Onto Innovation, Inc.
(a)
............... 5,277 415,036
Photronics, Inc.
(a)
................... 15,265 276,602
Power Integrations, Inc. .............. 4,616 397,392

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(a)
................... 7,147 $ 236,065
SMART Global Holdings, Inc.
(a)
.......... 12,039 206,950
Synaptics, Inc.
(a)
................... 6,300 787,689
Ultra Clean Holdings, Inc.
(a)
............ 7,233 243,391
Veeco Instruments, Inc.
(a)
............. 12,936 256,909
5,652,203
Software — 1.5%
8x8, Inc.
(a)
........................ 27,288 128,526
Adeia, Inc. ....................... 25,603 280,353
Alteryx, Inc., Class A
(a)
............... 4,991 276,951
Blackbaud, Inc.
(a)
................... 5,276 328,220
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 8,573 79,300
Cerence, Inc.
(a)
.................... 9,768 239,511
CommVault Systems, Inc.
(a)
............ 4,340 270,078
Consensus Cloud Solutions, Inc.
(a)(b)
...... 4,300 252,711
Digital Turbine, Inc.
(a)
................ 11,855 205,803
Dropbox, Inc., Class A
(a)
.............. 31,366 728,632
Ebix, Inc. ........................ 5,835 111,215
Guidewire Software, Inc.
(a)
............. 12,230 895,725
LiveRamp Holdings, Inc.
(a)
............. 8,110 217,024
Mitek Systems, Inc.
(a)
................ 3,922 38,671
Momentive Global, Inc.
(a)
.............. 13,051 100,623
NCR Corp.
(a)
...................... 33,771 926,001
Nutanix, Inc., Class A
(a)
............... 20,286 565,371
OneSpan, Inc.
(a)
.................... 4,142 57,201
PROS Holdings, Inc.
(a)
............... 5,497 138,524
Rimini Street, Inc.
(a)
................. 5,404 24,318
Riot Platforms, Inc.
(a)(b)
............... 16,306 102,239
SolarWinds Corp.
(a)
................. 7,617 77,389
Verint Systems, Inc.
(a)
................ 9,502 360,791
Vertex, Inc., Class A
(a)
................ 3,030 40,905
Yext, Inc.
(a)
....................... 9,950 69,153
6,515,235
Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A
(a)
....... 6,260 181,290
Academy Sports & Outdoors, Inc.
(b)
....... 12,295 718,274
American Eagle Outfitters, Inc. .......... 42,620 687,887
America's Car-Mart, Inc.
(a)(b)
............ 1,432 123,352
Arhaus, Inc.
(a)(b)
.................... 2,918 41,290
Asbury Automotive Group, Inc.
(a)(b)
........ 3,371 741,620
AutoNation, Inc.
(a)
................... 8,381 1,062,040
Boot Barn Holdings, Inc.
(a)
............. 2,781 232,186
Buckle, Inc. (The) .................. 7,241 318,604
Caleres, Inc. ...................... 5,809 151,150
Camping World Holdings, Inc., Class A
(b)
... 5,577 141,712
Carvana Co.
(a)(b)
.................... 25,476 259,091
Chico's FAS, Inc.
(a)
.................. 29,891 157,526
Children's Place, Inc. (The)
(a)
........... 3,335 151,309
Designer Brands, Inc., Class A .......... 12,511 128,988
Destination XL Group, Inc.
(a)
........... 13,635 97,218
Dick's Sporting Goods, Inc.
(b)
........... 13,603 1,778,728
Foot Locker, Inc. ................... 19,493 848,140
Gap, Inc. (The) .................... 51,547 699,493
Genesco, Inc.
(a)
.................... 3,141 151,679
Group 1 Automotive, Inc.
(b)
............. 3,569 763,231
Guess?, Inc. ...................... 7,437 172,315
Haverty Furniture Cos., Inc. ............ 3,209 112,058
Hibbett, Inc. ...................... 3,125 207,375
Leslie's, Inc.
(a)(b)
.................... 13,178 204,127
Lithia Motors, Inc.
(b)
................. 6,685 1,759,492
MarineMax, Inc.
(a)(b)
................. 3,078 96,188
Monro, Inc.
(b)
...................... 2,669 135,852
National Vision Holdings, Inc.
(a)(b)
........ 10,175 418,193
Security
Shares
Shares Value
Specialty Retail (continued)
ODP Corp. (The)
(a)(b)
................. 9,904 $ 511,046
OneWater Marine, Inc., Class A
(a)
........ 2,635 86,270
Petco Health & Wellness Co., Inc.
(a)(b)
..... 19,520 228,189
Rent-A-Center, Inc. ................. 12,232 328,919
RH
(a)(b)
.......................... 4,704 1,467,601
Sally Beauty Holdings, Inc.
(a)
........... 26,401 411,328
Shoe Carnival, Inc. .................. 4,208 114,920
Signet Jewelers Ltd. ................. 11,314 869,028
Sleep Number Corp.
(a)
............... 5,458 187,646
Sonic Automotive, Inc., Class A ......... 4,071 218,653
Sportsman's Warehouse Holdings, Inc.
(a)
... 5,019 47,329
Torrid Holdings, Inc.
(a)(b)
............... 2,624 9,761
TravelCenters of America, Inc.
(a)
......... 3,099 141,066
Urban Outfitters, Inc.
(a)
............... 14,720 403,181
Victoria's Secret & Co.
(a)
.............. 19,887 838,237
Zumiez, Inc.
(a)
..................... 2,521 65,117
18,468,699
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.
(a)
............... 4,195 127,150
Corsair Gaming, Inc.
(a)
............... 3,916 61,599
Eastman Kodak Co.
(a)
................ 17,858 64,467
Super Micro Computer, Inc.
(a)(b)
.......... 3,920 283,534
Xerox Holdings Corp. ................ 27,684 453,464
990,214
Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.
(a)
................ 31,606 2,101,483
Carter's, Inc. ...................... 6,111 509,474
Columbia Sportswear Co. ............. 4,808 461,087
Crocs, Inc.
(a)
...................... 8,738 1,064,026
G-III Apparel Group Ltd.
(a)
............. 10,489 177,474
Hanesbrands, Inc. .................. 85,410 720,860
Kontoor Brands, Inc. ................. 11,912 568,917
Levi Strauss & Co., Class A ............ 23,587 434,001
Movado Group, Inc. ................. 3,892 137,621
Oxford Industries, Inc. ............... 2,141 250,968
PVH Corp. ....................... 16,024 1,440,558
Ralph Lauren Corp. ................. 10,095 1,250,266
Steven Madden Ltd. ................. 11,677 418,621
Under Armour, Inc., Class A
(a)(b)
......... 47,724 591,301
Under Armour, Inc., Class C, NVS
(a)
...... 46,687 508,888
Wolverine World Wide, Inc. ............ 11,056 178,333
10,813,878
Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc.
(a)
................ 6,719 323,318
Bridgewater Bancshares, Inc.
(a)
......... 3,397 52,857
Capitol Federal Financial, Inc. .......... 26,153 218,901
Enact Holdings, Inc. ................. 7,694 193,504
Essent Group Ltd. .................. 27,247 1,199,685
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 2,482 330,032
Hingham Institution for Savings (The) ..... 250 73,085
Kearny Financial Corp. ............... 17,514 164,281
Merchants Bancorp
(b)
................ 3,492 100,465
MGIC Investment Corp. .............. 71,463 1,009,058
New York Community Bancorp, Inc. ...... 168,337 1,681,687
NMI Holdings, Inc., Class A
(a)
........... 11,810 274,346
Northfield Bancorp, Inc. .............. 9,717 145,269
PennyMac Financial Services, Inc. ....... 7,568 510,235
Provident Financial Services, Inc. ........ 15,592 365,788
Radian Group, Inc. .................. 39,756 878,608
Rocket Cos., Inc., Class A
(b)
............ 31,042 292,105
Southern Missouri Bancorp, Inc. ......... 1,475 71,419
TFS Financial Corp. ................. 13,517 192,617

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp. ................. 3,711 $ 133,262
Walker & Dunlop, Inc. ................ 7,658 730,420
Waterstone Financial, Inc. ............. 6,491 104,505
WSFS Financial Corp. ............... 8,273 399,669
9,445,116
Tobacco — 0.2%
Turning Point Brands, Inc. ............. 1,386 32,169
Universal Corp. .................... 6,055 329,211
Vector Group Ltd. .................. 32,217 417,210
778,590
Trading Companies & Distributors — 2.2%
Air Lease Corp. .................... 12,908 580,473
Alta Equipment Group, Inc. ............ 3,067 51,986
Beacon Roofing Supply, Inc.
(a)(b)
......... 5,387 306,413
BlueLinx Holdings, Inc.
(a)
.............. 1,107 96,110
Boise Cascade Co. ................. 9,703 727,434
Custom Truck One Source, Inc.
(a)
........ 7,468 52,873
DXP Enterprises, Inc.
(a)
............... 1,682 50,965
GATX Corp. ...................... 5,101 583,809
Global Industrial Co. ................. 1,578 41,486
GMS, Inc.
(a)
....................... 5,262 312,142
H&E Equipment Services, Inc. .......... 3,856 196,232
Herc Holdings, Inc. .................. 1,951 303,029
Hudson Technologies, Inc.
(a)
........... 3,668 37,450
MRC Global, Inc.
(a)
.................. 20,492 278,691
MSC Industrial Direct Co., Inc., Class A .... 11,555 955,598
NOW, Inc.
(a)
...................... 27,088 380,316
Rush Enterprises, Inc., Class A ......... 6,008 323,290
Rush Enterprises, Inc., Class B ......... 698 40,603
Titan Machinery, Inc.
(a)
............... 2,666 117,144
Triton International Ltd. ............... 14,327 1,012,059
Univar Solutions, Inc.
(a)
............... 39,991 1,378,890
Veritiv Corp. ...................... 3,333 416,758
WESCO International, Inc.
(a)
........... 10,949 1,631,510
9,875,261
Water Utilities — 0.2%
American States Water Co.
(b)
........... 3,525 331,949
Artesian Resources Corp., Class A, NVS ... 679 39,993
California Water Service Group ......... 5,638 344,877
York Water Co. (The) ................ 1,731 78,674
795,493
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc. ....... 24,538 328,073
United States Cellular Corp.
(a)
.......... 3,631 88,814
416,887
Total Long-Term Investments — 99.7%
(Cost: $420,672,517) ............................. 443,053,354
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 33,059,810 $ 33,079,645
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 1,142,282 1,142,282
Total Short-Term Securities — 7.7%
(Cost: $34,202,423) .............................. 34,221,927
Total Investments — 107.4%
(Cost: $454,874,940 ) ............................. 477,275,281
Liabilities in Excess of Other Assets — (7.4)% ............ (32,777,163)
Net Assets — 100.0% ..............................
$ 444,498,118
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 19,595,129 $ 13,468,843
(a)
$ — $ (301) $ 15,974 $ 33,079,645 33,059,810 $ 142,701
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 540,000 602,282
(a)
— — — 1,142,282 1,142,282 15,003 1
$ (301) $ 15,974 $ 34,221,927 $ 157,704 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 03/17/23 $ 485 $ 23,303
S&P Mid 400 E-Mini Index .................................................... 3 03/17/23 799 61,073
$ 84,376

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 443,053,354 $ — $ — $ 443,053,354
Short-Term Securities
Money Market Funds ...................................... 34,221,927 — — 34,221,927
$ 477,275,281 $ — $ — $ 477,275,281
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 84,376 $ — $ — $ 84,376
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)